INVENTORIES (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 234	€ 260
Work in progress	625	537
Raw materials	203	231
Stores and supplies	128	123
Inventories write down	(56)	(53)
Total inventories	€ 1,134	€ 1,098